Description of Business (Tables)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended March 31,
	2024	2023
Apple	50.3%	55.1%
Facebook	14.8%	18.4%
Google	16.2%	18.7%

	Accounts Receivable Concentration
	As of March 31,	As of December 31,
	2024	2023
Apple	62.7%	59.3%
Facebook	10.3%	9.9%
Google	11.3%	10.3%
Xsolla	12.9%	11.3%